EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Aug. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Shares issued - Acquisition of mineral claims (Shares)		3,000,000
Shares issued - Acquisition of mineral claims		$ 2,760,000
Acquisition of mineral claims		$ 38,913
Casino Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset, ownership percentage		100.00%
Net smelter returns royalty		2.75%
Description of nature of obligation, contingent liabilities		As part of a separate agreement, Western is required to make a payment of $1 million upon making a production decision on the Casino Project.
Canadian Creek Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation asset, ownership percentage	100.00%
Shares issued - Acquisition of mineral claims (Shares)	3,000,000
Shares issued - Acquisition of mineral claims	$ 2,760,000
Acquisition of mineral claims	$ 38,913